Average Annual Total Returns - Invesco SP SmallCap 600 Equal Weight ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P SmallCap 600® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P SmallCap 600® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P SmallCap 600® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - S&P SmallCap 600® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - S&P SmallCap 600® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - S&P SmallCap 600® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Dec. 03, 2010	14.31%	11.13%	8.59%	13.94%	10.74%	8.16%	8.53%	8.71%	6.81%	14.71%	12.21%	11.18%	14.71%	[1]	11.61%	[1]	9.05%	[1]	11.29%	12.37%	11.92%

[1]	The “Blended-S&P SmallCap 600® Equal Weight Index” reflects the performance of the Russell 2000® Equal Weight Index, the former underlying index, prior to January 26, 2016 and the Underlying Index thereafter.